Class Action Litigation and Regulatory Reserve and Money Market Mutual Fund Charges	12 Months Ended
Dec. 31, 2012
Class Action Litigation and Regulatory Reserve and Money Market Mutual Fund Charges
21.	Class Action Litigation and Regulatory Reserve and Money Market Mutual Fund Charges

As disclosed previously, the Company recorded total charges in 2010 of $320 million for settlements to resolve class action litigation and regulatory matters relating to the Schwab YieldPlus Fund®.

In 2010, the Company decided to cover the net remaining losses recognized by Schwab money market mutual funds as a result of their investments in a single structured investment vehicle that defaulted in 2008 and recorded a charge of $132 million.